Income tax and tax loss carryforwards	12 Months Ended
Dec. 31, 2025
Income tax and tax loss carryforwards [Abstract]
Income tax and tax loss carryforwards
19	Income tax and tax loss carryforwards

Income Tax

Results for the year

Grupo TMM and subsidiaries incurred combined tax losses for the years ended December 31, 2025, 2024 and 2023, in the amounts of $52,316, $448,374 and $156,078, respectively.

For year ended December 31, 2025 most of the companies that generated tax income amortized them with tax losses from prior years for an amount of $123,327. Part of the income tax recognized in profit or loss corresponds to subsidiaries that generated taxable income of $8,173, $28,913 and $14,840, for 2025, 2024 and 2023, respectively.

The difference between taxable income and book income is due primarily to the net effect of the gain or loss on inflation recognized for tax purposes, the difference between tax and book amortization and depreciation, non-deductible expenses, as well as certain temporary differences reported in different periods for financial and tax purposes.

In accordance with the currently enacted Income Tax Law, the rate for 2023, 2024, 2025, and subsequent years is 30%.

The provision for income tax recognized in the statement of profit or loss for the years ended December 31, 2025, 2024 and 2023, is as follows:

	2025	2024	2023
Current income tax	$(2,452)	$(8,674)	$(4,452)
Deferred income tax	441	8,674	24,652
Total income tax (expense) benefit	$(2,011)	$-	$20,200

The reconciliation between the provision for income tax based on the statutory income tax rate and the provision recorded by the Company for the years ended December 31, 2025, 2024 and 2023, is as follows:

	2025	2024	2023
Profit (loss) before taxes	$311,503	$114,795	$(4,742)
Income tax (expense) benefit	(93,451)	(34,439)	1,423

Increase (decrease) from:
Difference in depreciation and amortization	(31,509)	(20,543)	(20,110)
Materials and supplies	(341)	(63,930)	11,483
Inflationary and currency exchange effects on monetary assets and liabilities, net	75,187	(6,309)	(4,562)
Tax losses amortization	248,982	196,038	115,461
Provisions and allowance for expected credit losses	(176,915)	(184,584)	(65,824)
Capital expenses deducted for tax purposes	-	133,657	-
Difference between the tax and book value for the sale of assets	-	(540)	-
Difference between the tax and book value for the sale of shares of subsidiaries	-	-	(4,931)
Non-deductible expenses	(23,964)	(19,350)	(12,740)
Income tax (expense) benefit	$(2,011)	$-	$20,200

The components of deferred tax liability at December 31, 2025 and 2024, are comprised as follows:

	2025	2024
Tax loss carryforwards	$467,015	$363,027
Inventories and provisions – net	119,381	80,601
Property and equipment and right-of-use asset	(706,696)	(575,688)
Total deferred tax liability	$(120,300)	$(132,060)

As of December 31, 2025 and 2024, the Company’s Management carried out the evaluation of the amount of tax losses that will be recoverable and determined based on projections that the tax losses that will be utilized are in the amounts of $1,556,717 and $1,210,090, respectively.

Tax loss carryforwards

As of December 31, 2025, Grupo TMM and its subsidiaries, report the following cumulative tax losses, which are restated applying the INPC in accordance with Mexican law.

Year in which the loss was incurred	Amounts	Year of expiration
2016	$245,139	2026
2017	131,545	2027
2018	241,966	2028
2019	576,634	2029
2020	520,151	2030
2021	172,430	2031
2022	123,489	2032
2023	149,548	2033
2024	111,756	2034
2025	53,153	2035
	$2,325,811